[Logo] PIONEER Investments(R)





November 5, 2008



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Pioneer Series Trust III (the "Trust"), on behalf of Pioneer Cullen Value Fund (the "Fund"); File Nos. 333-120144 and 811-21664
     CIK No. 0001306349-08-000008

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, Class B and Class C shares; Class R shares; Class Y shares; and Class Z shares, and the multi-class statement of additional information, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's registration statement on Form N-1A, filed electronically on October 27, 2008 (Accession No. 0001306349-08-000008).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.




/s/ Kate Alexander
------------------
Kate Alexander
Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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